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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

     /s/ Darren Huber             Sausalito, CA        January 27, 2011
--------------------------        -------------        -----------------
        [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                34
Form 13F Information Table Value Total:          $200,352
                                               (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                       FORM 13F INFORMATION TABLE
                                                -----------------------------------------
COLUMN 1                          COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ----------------  -----------  --------  ------------------  ----------  --------  ------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------------  -----------  --------  -------- ---  ----  ----------  --------  ----  ------  ----
AT&T INC                      COM               00206R 10 2      2118     72080 SH         SOLE                  SOLE
BOEING CO                     COM               097023 10 5       248      3803 SH         SOLE                  SOLE
CAL DIVE INTL INC             NOTE 3.250%12/1   127914 AB 5      2418   2500000 PRN        SOLE                  SOLE
CHINA MED TECHNOLOGIES INC    NOTE 4.000% 8/1   169483 AC 8      3687   4245000 PRN        SOLE                  SOLE
CISCO SYS INC                 COM               17275R 10 2      2219    109668 SH         SOLE                  SOLE
COLGATE PALMOLIVE CO          COM               194162 10 3       145      1800 SH         SOLE                  SOLE
DELL INC                      COM               24702R 10 1      1355    100000 SH         SOLE                  SOLE
EXELON CORP                   COM               30161N 10 1       945     22705 SH         SOLE                  SOLE
FORD MTR CO DEL               *W EXP 01/01/201  345370 13 4      6561    805000 SH         SOLE                  SOLE
HOLOGIC INC                   FRNT 2.000%12/1   436440 AA 9      7772   8205000 PRN        SOLE                  SOLE
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1   440543 AE 6      1592   1737000 PRN        SOLE                  SOLE
INTEL CORP                    COM               458140 10 0      5551    263970 SH         SOLE                  SOLE
JOHNSON & JOHNSON             COM               478160 10 4      2378     38455 SH         SOLE                  SOLE
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219L AH 2      3544   3500000 PRN        SOLE                  SOLE
MCDONALDS CORP                COM               580135 10 1       309      4025 SH         SOLE                  SOLE
MGIC INVT CORP WIS            NOTE 5.000% 5/0   552848 AD 5     11371   9750000 PRN        SOLE                  SOLE
MICROSOFT CORP                COM               594918 10 4      3545    127005 SH         SOLE                  SOLE
NII HLDGS INC                 NOTE 3.125% 6/1   62913F AJ 1      8845   8975000 PRN        SOLE                  SOLE
PEPSICO INC                   COM               713448 10 8      2040     31030 SH         SOLE                  SOLE
PFIZER INC                    COM               717081 10 3      2432    138877 SH         SOLE                  SOLE
PHILIP MORRIS INTL INC        COM               718172 10 9       257      4358 SH         SOLE                  SOLE
PIONEER NAT RES CO            NOTE 2.875% 1/1   723787 AH 0     18920  12376000 PRN        SOLE                  SOLE
QIMONDA FIN LLC               NOTE 6.750% 3/2   74732W AA 7      1158  19300000 PRN        SOLE                  SOLE
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0   83545G AQ 5     10040   8000000 PRN        SOLE                  SOLE
SOTHEBYS                      NOTE 3.125% 6/1   835898 AC 1     11722   8000000 PRN        SOLE                  SOLE
SOUTHERN CO                   COM               842587 10 7      2120     55460 SH         SOLE                  SOLE
SPDR S&P 500 ETF TR           TR UNIT           78462F 10 3     52593    416600 SH         SOLE                  SOLE
STILLWATER MNG CO             NOTE 1.875% 3/1   86074Q AF 9     13817  11775000 PRN        SOLE                  SOLE
SYMANTEC CORP                 COM               871503 10 8      6391    381800 SH         SOLE                  SOLE
TRINITY INDS INC              COM               896522 10 9      2294     86200 SH         SOLE                  SOLE
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1   912909 AE 8      9780   5000000 PRN        SOLE                  SOLE
USEC INC                      NOTE 3.000%10/0   90333E AC 2      1808   2000000 PRN        SOLE                  SOLE
VISA INC                      COM CL A          92826C 83 9        73      1040 SH         SOLE                  SOLE
WAL MART STORES INC           COM               931142 10 3       304      5666 SH         SOLE                  SOLE
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